Hedging activities - Fair Value of Assets and Liabilities Related to Derivative Financial Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Derivatives (Note 13)	€ 448	€ 376
Liabilities:
Derivatives (Note 13)	263	66
Fair value hedges
Liabilities:
Notional amount	1,165	166	€ 0
Fair value hedges | Interest rate and cross currency swaps
Liabilities:
Notional amount	1,165	166
Fair value hedges | Within one year
Liabilities:
Notional amount	0	0	0
Fair value hedges | Within one year | Interest rate and cross currency swaps
Liabilities:
Notional amount	0	0
Fair value hedges | 1 to 3 years
Liabilities:
Notional amount	0	0	0
Fair value hedges | 1 to 3 years | Interest rate and cross currency swaps
Liabilities:
Notional amount	0	0
Fair value hedges | 3 to 5 years
Liabilities:
Notional amount	500	0	0
Fair value hedges | 3 to 5 years | Interest rate and cross currency swaps
Liabilities:
Notional amount	500	0
Fair value hedges | Over 5 years
Liabilities:
Notional amount	665	166	€ 0
Fair value hedges | Over 5 years | Interest rate and cross currency swaps
Liabilities:
Notional amount	665	166
Commodity contracts | Non-current derivative assets
Assets:
Derivatives (Note 13)	30	75
Commodity contracts | Current derivative assets
Assets:
Derivatives (Note 13)	133	128
Commodity contracts | Non-current derivative liabilities
Liabilities:
Derivatives (Note 13)	6	3
Commodity contracts | Current derivative liabilities
Liabilities:
Derivatives (Note 13)	47	5
Foreign currency contracts | Non-current derivative assets
Assets:
Derivatives (Note 13)	4	3
Foreign currency contracts | Current derivative assets
Assets:
Derivatives (Note 13)	27	16
Foreign currency contracts | Non-current derivative liabilities
Liabilities:
Derivatives (Note 13)	10	0
Foreign currency contracts | Current derivative liabilities
Liabilities:
Derivatives (Note 13)	29	14
Interest rate and cross currency swaps | Non-current derivative assets
Assets:
Derivatives (Note 13)	157	148
Interest rate and cross currency swaps | Current derivative assets
Assets:
Derivatives (Note 13)	97	6
Interest rate and cross currency swaps | Non-current derivative liabilities
Liabilities:
Derivatives (Note 13)	€ 171	€ 44